Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net [Abstract]
Natural gas liquids	$ 96	$ 99
Materials, supplies and other	77	70
Total Inventories	$ 173	$ 169